Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets as of June 30, 2024 and December 31, 2023 are summarized as follows:
	June 30, 2024	December 31, 2023
Software development	€1,066,679	€636,970
Software SKN1	248,419	248,419
Computer application	33,755	33,755
Web page	6,010	6,010
	1,354,863	925,154
Amortization	(114,290)	(89,448)
	€1,240,573	€835,706